Fair Value Measurement - Schedule of Carrying Amounts and Fair Values (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants liabilities	$ 0	$ 1,874
Derivative asset	1,104	0
Fair Value, Inputs, Level 3 | Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants liabilities	0	1,874
Derivative asset	1,104	0
Fair Value, Inputs, Level 3 | Fair value | SIF Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	25,637	23,609
Fair Value, Inputs, Level 3 | Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants liabilities	0	1,874
Derivative asset	1,104	0
Fair Value, Inputs, Level 3 | Carrying amount | SIF Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	30,628	27,536
Fair Value, Inputs, Level 2 | Fair value | FedDev Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	2,644	2,462
Fair Value, Inputs, Level 2 | Carrying amount | FedDev Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	$ 2,644	$ 2,462